DERIVATIVE FINANCIAL INSTRUMENTS - Effect on the consolidated statements of operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivatives, Fair Value [Line Items]
(Losses) gains on derivative instruments	$ (79,092)	$ (51,176)	$ 24,311
Eurodollar Future [Member] | Short [Member]
Derivatives, Fair Value [Line Items]
(Losses) gains on derivative instruments	(8,337)	(13,860)	5,507
Treasury Note Future [Member] | Short [Member]
Derivatives, Fair Value [Line Items]
(Losses) gains on derivative instruments	(4,707)	(5,175)	0
Swap [Member]
Derivatives, Fair Value [Line Items]
(Losses) gains on derivative instruments	(66,212)	(26,582)	8,609
Payer Swaption [Member] | Short [Member]
Derivatives, Fair Value [Line Items]
(Losses) gains on derivative instruments	(3,070)	0	0
Payer Swaption [Member] | Long [Member]
Derivatives, Fair Value [Line Items]
(Losses) gains on derivative instruments	98	(1,379)	(1,607)
TBA Contracts [Member] | Short [Member]
Derivatives, Fair Value [Line Items]
(Losses) gains on derivative instruments	(6,719)	(6,264)	4,327
TBA Contracts [Member] | Long [Member]
Derivatives, Fair Value [Line Items]
(Losses) gains on derivative instruments	9,950	1,907	200
US Treasury Securities [Member] | Short [Member]
Derivatives, Fair Value [Line Items]
(Losses) gains on derivative instruments	(95)	0	0
Fed Funds Future [Member] | Short [Member]
Derivatives, Fair Value [Line Items]
(Losses) gains on derivative instruments	$ 0	$ 177	$ 0